Accounts receivable, net - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Factoring arrangements for cash	€ 6,212.5	€ 2,042.7
Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Factoring arrangements for cash	2,704.8	1,639.9
Irrevocable accounts receivable for down payments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Factoring arrangements for cash	€ 3,507.7	€ 402.8